Financial Statement Amount and Balance of Equity Method Investee as Shown in Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Subsidiary or Equity Method Investee [Line Items]
Current assets	$ 351,661	$ 338,257
Non-current asset	19,568	20,373
Total assets	371,229	358,630
Current liabilities	147,062	129,927
Noncurrent liabilities	1,316	1,327
Total liabilities	148,378	131,254
Total equity	211,837	217,735
Revenues	183,803	165,498	280,138
Cost of revenues	125,586	117,143	195,630
Gross profit	58,217	48,355	84,508
Operating income	2,576	(3,246)	47,687
Equity Method Investees
Subsidiary or Equity Method Investee [Line Items]
Current assets	7,942	14,003
Non-current asset	501	392
Total assets	8,443	14,395
Current liabilities	3,655	10,656
Noncurrent liabilities
Total liabilities	3,655	10,656
Total equity	4,788	3,739
Revenues	2,801	3,112	1,472
Cost of revenues	75	266	114
Gross profit	2,726	2,846	1,358
Operating income	249	993	219
Net income	$ 150	$ 793	$ 137